GENERAL (Schedule of gain associated with sale, presented in the results of discontinued operations) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Realized foreign currency translation adjustments	$ 14,888
Discontinued Operations [Member] | Integrated Solutions Division Member
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gross purchase price	35,000
Provision	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	$ (1,442)